Organization - ORGANIZATION	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization [Text Block]
ORGANIZATION

The Federal Agricultural Mortgage Corporation ("Farmer Mac") is a stockholder-owned, federally chartered instrumentality of the United States established under Title VIII of the Farm Credit Act of 1971, as amended (12 U.S.C. §§ 2279aa et seq.), which is sometimes referred to as Farmer Mac's charter.  Farmer Mac was originally created by the United States Congress to provide a secondary market for a variety of loans made to borrowers in rural America.  This secondary market is designed to increase the availability of long-term credit at stable interest rates to America's rural communities and to provide rural borrowers with the benefits of capital markets pricing and product innovation.  Since Farmer Mac's inception, Congress has expanded Farmer Mac's charter to authorize Farmer Mac to create the USDA Guarantees line of business and to purchase, and guarantee securities backed by, loans made by cooperative lenders to finance electrification and telecommunications systems in rural areas.

Farmer Mac's main secondary market activities are:

•	purchasing eligible loans directly from lenders;

•	providing advances against eligible loans by purchasing obligations secured by those loans;

•	securitizing assets and guaranteeing the payment of principal and interest on the resulting securities that represent interests in, or obligations secured by, pools of eligible loans; and

•	issuing long-term standby purchase commitments ("LTSPCs") for eligible loans.

In the first quarter of 2014, Farmer Mac determined to realign its reportable segments, effective January 1, 2014, into four lines of business – Farm & Ranch, USDA Guarantees, Rural Utilities, and Institutional Credit.  See Note 14 for information about Farmer Mac's reportable segments. As of December 31, 2013, the total outstanding balance in all of Farmer Mac's lines of business was $14.0 billion.

Under the Farm & Ranch line of business, Farmer Mac purchases eligible mortgage loans secured by first liens on agricultural real estate and rural housing.  Farmer Mac also guarantees securities representing interests in pools of mortgage loans eligible for the Farm & Ranch line of business.  Additionally, Farmer Mac commits to purchase, subject to the terms of the applicable LTSPC agreement, eligible Farm & Ranch mortgage loans. The securities guaranteed by Farmer Mac under this line of business are referred to as "Farm & Ranch Guaranteed Securities."  To be eligible, loans must meet Farmer Mac's credit underwriting, collateral valuation, documentation, and other specified standards.  As of December 31, 2013, outstanding loans held by Farmer Mac, loans that either backed off-balance sheet Farm & Ranch Guaranteed Securities or were subject to LTSPCs, and other Farm & Ranch Guaranteed Securities totaled $5.2 billion.

Under the USDA Guarantees line of business, Farmer Mac II LLC, a subsidiary of Farmer Mac, purchases the portions of certain agricultural, rural development, business and industry, and community facilities loans guaranteed by the United States Department of Agriculture under the Consolidated Farm and Rural Development Act (7 U.S.C. §§ 1921 et seq.).  USDA-guaranteed portions are referred to and presented on the consolidated balance sheets as "USDA Securities."  Farmer Mac II LLC also purchases USDA Securities in exchange for issuing securities to third parties backed by those USDA Securities, which are then also guaranteed by Farmer Mac. These issued securities are referred to and presented on the consolidated balance sheets as Farmer Mac Guaranteed USDA Securities. As of December 31, 2013, outstanding Farmer Mac Guaranteed USDA Securities and USDA Securities totaled $1.7 billion.

Farmer Mac initiated the Rural Utilities line of business in 2008 after Congress expanded Farmer Mac's authorized secondary market activities to include rural utilities loans.  Farmer Mac's authorized activities under this line of business are similar to those conducted under the Farm & Ranch line of business – purchases of, and guarantees of securities ("Rural Utilities Guaranteed Securities") backed by, eligible rural utilities loans.  To be eligible, loans must meet Farmer Mac's credit underwriting and other specified standards.  Farmer Mac has retained in its portfolio all of the rural utilities loans and, to date, has not issued any LTSPCs nor guaranteed securities under the Rural Utilities line of business.  As of December 31, 2013, the aggregate outstanding principal balance of rural utilities loans held was $1.1 billion.

Under the Institutional Credit line of business, Farmer Mac purchases or guarantees general obligations of rural lenders that are secured by pools of loans that would be eligible for purchase under Farmer Mac's Farm & Ranch, USDA Guarantees, or Rural Utilities lines of business. AgVantage® is a registered trademark of Farmer Mac used to designate Farmer Mac's guarantees of securities related to these general obligations of lenders that are secured by pools of eligible loans and that comprise the Institutional Credit line of business.  For more information on the products currently offered under Farmer Mac's Institutional Credit line of business, see "Business—Farmer Mac Lines of Business—Institutional Credit."  As of December 31, 2013, outstanding securities held or guaranteed by Farmer Mac in its Institutional Credit line of business totaled $6.0 billion.

Farm & Ranch Guaranteed Securities, Farmer Mac Guaranteed USDA Securities, and AgVantage Securities are collectively referred to as "Farmer Mac Guaranteed Securities."  The assets collateralizing Farmer Mac Guaranteed Securities include (1) loans or loan participation interests eligible for purchase under either the Farm & Ranch or Rural Utilities lines of business or (2) USDA Securities eligible for purchase under the USDA Guarantees line of business.  Farmer Mac guarantees the timely payment of principal and interest on the resulting Farmer Mac Guaranteed Securities.  Farmer Mac may retain Farmer Mac Guaranteed Securities in its portfolio or sell them to third parties.

Farmer Mac's two principal sources of revenue are:

•	interest income earned on assets held on balance sheet, net of related funding costs and interest payments and receipts on financial derivatives (i.e., net effective spread); and

•	guarantee and commitment fees received in connection with outstanding Farmer Mac Guaranteed Securities and LTSPCs.

Farmer Mac funds its purchases of eligible loan assets and liquidity investment assets primarily by issuing debt obligations of various maturities in the public capital markets.  As of December 31, 2013, Farmer Mac had $4.9 billion of discount notes and $7.4 billion of medium-term notes outstanding.  The proceeds of debt issuance are invested in loan purchases, Farmer Mac Guaranteed Securities, and liquidity investment assets in accordance with policies established by Farmer Mac's board of directors that comply with regulations promulgated by the Farm Credit Administration ("FCA"), which establish limitations on dollar amount, issuer concentration, and credit quality.  Those regulations can be found at 12 C.F.R. §§ 652.1-652.45.